Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,295,000.00
Previously Paid Amount	593.14
Total Fee Amount	593.14
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 4,295,000.00
Final Prospectus	true